Pensions and Other Employee Benefits - Changes in Benefit Obligations, Plan Assets and Funded Status and Aggregate Balance Sheet Impact (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets and (Liabilities) recognized in the consolidated balance sheets consist of:
Non-current liabilities	$ (727)	$ (1,360)
Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at the beginning of the year	3,222	2,679
Service cost	126	113	106
Interest cost	132	134	128
Plan participants' contributions	2	2
Amendments	14
Obligation assumed in connection with a business acquisition		29
Actuarial (gain) loss	(402)	358
Foreign currency exchange rate changes	(21)	8
Curtailments, settlements and special termination benefits	3	3
Benefits paid	(103)	(104)
Benefit obligation at the end of the year	2,973	3,222	2,679
Change in plan assets:
Fair value of plan assets at the beginning of the year	2,026	1,712
Actual return on plan assets	394	215
Assets acquired in connection with a business acquisition		29
Employer contributions	105	173
Plan participants' contributions	2	2
Foreign currency exchange rate changes	(21)	6
Transfers		(7)
Benefits paid	(103)	(104)
Fair value of plan assets at the end of the year	2,403	2,026	1,712
Unfunded status at the end of the year	-570	-1196
Assets and (Liabilities) recognized in the consolidated balance sheets consist of:
Non-current assets	35	9
Current liabilities	(8)	(7)
Non-current liabilities	(597)	(1,198)
Total	(570)	(1,196)
Postretirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at the beginning of the year	218	216
Service cost	4	4	5
Interest cost	7	10	10
Plan participants' contributions	4	4
Amendments		(5)
Obligation assumed in connection with a business acquisition		3
Actuarial (gain) loss	(23)	(2)
Foreign currency exchange rate changes	(3)	1
Curtailments, settlements and special termination benefits		1
Benefits paid	(13)	(14)
Benefit obligation at the end of the year	194	218	216
Change in plan assets:
Fair value of plan assets at the beginning of the year	47	42
Actual return on plan assets	9	4
Assets acquired in connection with a business acquisition
Employer contributions	8	11
Plan participants' contributions	4	4
Foreign currency exchange rate changes
Transfers
Benefits paid	(13)	(14)
Fair value of plan assets at the end of the year	55	47	42
Unfunded status at the end of the year	-139	-171
Assets and (Liabilities) recognized in the consolidated balance sheets consist of:
Non-current assets
Current liabilities	(9)	(9)
Non-current liabilities	(130)	(162)
Total	$ (139)	$ (171)